Post-Employment and Other Long-Term Employees Benefits - Components of Net Periodic Benefit Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 28	$ 33	$ 36
Interest cost	35	27	21
Expected return on plan assets	(24)	(23)	(24)
Amortization of actuarial net loss (gain)	6	6	12
Amortization of prior service cost	1	1	1
Effect of settlement	1	0	0
Net periodic benefit cost	47	44	46
Other Long-Term Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	17	17	13
Interest cost	3	1	1
Expected return on plan assets	0	0	0
Amortization of actuarial net loss (gain)	(2)	(14)	0
Amortization of prior service cost	0	0	0
Effect of settlement	0	0	0
Net periodic benefit cost	$ 18	$ 4	$ 14